                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Scopia Management Inc.
Address:        450 Seventh Avenue, 43rd Floor, New York, NY 10123


Form 13F File Number:  28 - 11096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeremy Mindich
Title:  President
Phone:  212-370-0303

Signature, Place, and Date of Signing:

      /s/ Jeremy Mindich            New York, NY              November 14, 2006
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $501,268
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


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                           FORM 13F INFORMATION TABLE
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
  COLUMN 1               COLUMN 2    COLUMN 3          COLUMN 4     COLUMN 5      COLUMN 6    COLUMN 7           COLUMN 8
  --------               --------    --------          --------     --------      --------    --------    ------------------------
                                                                   Amount and                                      Voting
                         Title of                       Value       Type of      Investment    Other             Authority
Name of Issuer            Class       Cusip            (x$1000)     Security     Discretion   Managers    Sole     Shared    None
--------------            -----       -----            --------     --------     ----------   --------    ----     ------    ----
99 CENTS ONLY
 STORES CMN                COM      65440K 10 6       $    157        13,300          Sole                 13,300
ALIGN TECHNOLOGY
 INC CMN                   COM      016255 10 1       $ 22,803     2,003,749          Sole              2,003,749
BALLARD POWER
 SYSTEMS INC CMN           COM      05858H 10 4       $    197        34,577          Sole                 34,577
BASIC ENERGY
 SERVICES INC CMN          COM      06985P 10 0       $  5,129       210,221          Sole                210,221
CORRECTIONS CORP
 OF AMERICA CMN            COM      22025Y 40 7       $ 11,769       272,121          Sole                272,121
CUMULUS MEDIA INC
 CMN CLASS A               COM      231082 10 8       $  3,821       399,672          Sole                399,672
CUMULUS MEDIA INC
 CMN CLASS A               COM      231082 10 8       $  1,912       200,000  PUT     Sole                200,000
CVS CORPORATION CMN        COM      126650 10 0       $  8,030       250,000  PUT     Sole                250,000
DRESS BARN INC CMN         COM      261570 10 5       $  3,765       172,530          Sole                172,530
EBAY INC. CMN              COM      278642 10 3       $  7,275       256,539          Sole                256,539
EQUITY RESIDENTIAL CMN     COM      29476L 10 7       $ 11,381       225,000  PUT     Sole                225,000
FOMENTO ECONOMICO
 MEXICANO S                COM      344419 10 6       $  6,475        66,798          Sole                 66,798
FOREST LABORATORIES
 INC CMN                   COM      345838 10 6       $  1,509        29,814          Sole                 29,814
GOLD KIST INC. CMN         COM      380614 10 7       $ 12,304       590,427          Sole                590,427
GREATBATCH INC CMN         COM      39153L 10 6       $ 13,530       598,137          Sole                598,137
HARLEY-DAVIDSON
 INC CMN                   COM      412822 10 8       $  4,393        70,000  PUT     Sole                 70,000
HCA INC CMN                COM      404119 10 9       $  9,700       194,435          Sole                194,435
HELEN OF TROY LTD
 (NEW) CMN                 COM      G4388N 10 6       $ 20,207     1,150,727          Sole              1,150,727
ICOS CORP CMN              COM      449295 10 4       $  8,958       357,444          Sole                357,444
ISHARES TR DJ
 US REAL EST               COM      464287 73 9       $  9,258       120,000  PUT     Sole                120,000
ISHARES TR RUSSELL 2000    COM      464287 65 5       $ 79,214     1,100,200  PUT     Sole              1,100,200
ISTAR FINL INC CMN         COM      45031U 10 1       $ 10,079       241,696          Sole                241,696
M.D.C.HOLDINGS,INC
 (DELAWARE) CMN            COM      552676 10 8       $  9,447       203,381          Sole                203,381
MICROSOFT
 CORPORATION CMN           COM      594918 10 4       $  9,528       348,356          Sole                348,356
MILLER INDS INC CMN        COM      600551 20 4       $ 18,768     1,027,250          Sole              1,027,250
NAVISTAR INTL CORP
 (NEW) CMN                 COM      63934E 10 8       $ 12,934       500,921          Sole                500,921
NAVISTAR INTL
 CORP (NEW) CMN            COM      63934E 10 8       $ 14,201       550,000  CALL    Sole                550,000
NEXMED INC CMN             COM      652903 10 5       $  1,463     2,321,574          Sole              2,321,574
NVIDIA CORP CMN            COM      67066G 10 4       $  2,594        87,655          Sole                 87,655
ORIGEN FINANCIAL,
 INC. CMN                  COM      68619E 20 8       $ 14,365     2,533,475          Sole              2,533,475
PACCAR INC CMN             COM      693718 10 8       $  7,128       125,000  CALL    Sole                125,000
PACCAR INC CMN             COM      693718 10 8       $  7,897       138,500  PUT     Sole                138,500
PFIZER INC. CMN            COM      717081 10 3       $ 35,276     1,243,870          Sole              1,243,870
PILGRIMS PRIDE
 CORPORATION CMN           COM      721467 10 8       $  3,300       120,660          Sole                120,660
PRESTIGE BRANDS
 HOLDINGS, INC. CMN        COM      74112D 10 1       $ 25,480     2,287,253          Sole              2,287,253
RADIO ONE INC CMN
 CLASS D NON VTG           COM      75040P 40 5       $ 11,412     1,825,871          Sole              1,825,871
RITE AID CORP CMN          COM      767754 10 4       $    550       121,157          Sole                121,157
SANDERSON
 FARMS INC CMN             COM      800013 10 4       $  8,456       261,318          Sole                261,318
SNAP-ON INC CMN            COM      833034 10 1       $  4,455       100,000  PUT     Sole                100,000
SONUS NETWORKS
 INC. CMN                  COM      835916 10 7       $  2,915       555,219          Sole                555,219
SPRINT NEXTEL
 CORPORATION CMN           COM      852061 10 0       $ 11,750       685,136          Sole                685,136
STREETTRACKS GOLD TR       COM      863307 10 4       $ 12,266       206,262          Sole                206,262
TESCO CORPORATION CMN      COM      88157K 10 1       $ 16,416     1,058,423          Sole              1,058,423
TOLL BROTHERS INC CMN      COM      889478 10 3       $  1,514        53,923          Sole                 53,923
WEBMETHODS INC CMN         COM      94768C 10 8       $ 17,289     2,259,961          Sole              2,259,961
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